Goodwill and Other Purchased Intangible Assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Amortization of Intangible Assets	$ 22	$ 22	$ 26
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	21 years
Aerospace Systems [Member]
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	$ 570	$ 570